Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Jan. 31, 2022	Jan. 31, 2021
Income Statement [Abstract]
Revenue, net	$ 1,729,930	$ 3,728,784	$ 11,018,751	$ 8,171,355
Cost of Revenue	1,468,003	2,766,578	9,471,304	6,710,727
Gross Profit	261,927	962,206	1,547,447	1,460,628
Operating Expenses:
Depreciation	12,938	10,735	48,931	25,196
Postage, Shipping and Freight	74,698	193,187	531,954	498,370
Marketing and Advertising	274,427	608,034	2,430,905	112,531
E Commerce Services, Commissions and Fees	330,697	416,127	1,569,825	887,274
Operating lease cost	30,479	30,479	121,917	121,917
Personnel Costs	205,299	297,493	1,482,448	1,128,652
General and Administrative	354,417	648,509	3,028,906	828,522
Total Operating Expenses	1,282,955	2,204,564	9,005,439	3,602,462
Net Operating Loss	(1,021,028)	(1,242,358)	(7,457,992)	(2,141,834)
Other Income (Expense)
Gain (Loss) on Change in Fair Value of Derivatives	(337,737)	4,187	235,703	(828,614)
Gain on Settlement of Debt	3,589	914,049	1,410,113	5,060,704
Amortization of Debt Discount	(725,280)	(128,528)	(918,463)	(335,004)
Interest Expense	(513,702)	(114,907)	(1,359,462)	(568,540)
Total Other Income (Expense)	(1,573,130)	674,801	(611,764)	3,329,010
Net Income (Loss)	$ (2,594,158)	$ (567,557)	$ (8,069,756)	$ 1,187,176
Basic Weighted Average Shares Outstanding	1,342,433	194,010	279,745	108,432
Basic Income (Loss) per Share	$ (1.93)	$ (2.93)	$ (28.85)	$ 10.95
Diluted Weighted Average Shares Outstanding	1,342,433	194,010	279,745	607,003
Diluted (Loss) per Share	$ (1.93)	$ (2.93)	$ (28.85)	$ (3.65)
PPP Loan Forgiveness			$ (209,447)
Gain (loss) on Sale of Property and Equipment			$ 20,345	$ 464